Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of detailed information about inventory

	At December 31,
	2021	2020
	(€ million)
Finished goods and goods for resale	€5,144	€2,940
Work-in-progress, raw materials and manufacturing supplies	6,019	2,426
Amount due from customers for contract work	198	—
Total Inventories	€11,361	€5,366

Disclosure of amounts due from customers for contract work
The Construction contracts, net asset/(liability) related to the design and production of industrial automation systems and related products and is summarized as follows:

	At December 31,
	2021	2020
	(€ million)
Aggregate amount of costs incurred and recognized profits (less recognized losses) to date	€696	€—
Less: Progress billings	552	—
Construction contracts, net asset/(liability)	€144	€—
Construction contract assets	198	—
Less: Construction contract liabilities (Note 23)	54	—
Construction contracts, net asset/(liability)	€144	€—

Disclosure of significant changes in contract assets and contract liabilities
Changes in the Company's construction contracts, net asset/(liability) for the year ended December 31, 2021, were as follows:

	At January 1, 2021	FCA - PSA merger	Advances received from customers	Amounts recognized within revenue	At December 31, 2021
	(€ million)
Construction contracts, net asset/(liability)	€—	€194	€(652)	€602	€144
Changes in the Company's service contract liability for the year ended December 31, 2021, were as follows:

	At January 1, 2021	FCA - PSA Merger	Advances received from customers	Amounts recognized within revenue	Transfers to Assets/(Liabilities) held for sale	Other Changes	At December 31, 2021
	(€ million)
Service contract liability	€420	€2,310	€1,206	€(865)	€—	€57	€3,128